Fees Summary	Aug. 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 785,000
Previously Paid Amount	0.00
Total Fee Amount	120.18
Total Offset Amount	0.00
Net Fee	120.18
Narrative - Max Aggregate Offering Price	$ 785,000
Final Prospectus	true